                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment [  ]; Amendment
  Number:                                      ------------------------
      This Amendment (Check only one.):        [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
          ----------------------------------------------
Address:  111 Huntington Avenue
          ----------------------------------------------
          Boston, MA 02199
          ----------------------------------------------

Form 13F File Number:  28-06625
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Domenic J. Ferrante
        ----------------------------------------------
Title:  Managing Director
        ----------------------------------------------
Phone:  (617) 516-2000
        ----------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Domenic J. Ferrante         Boston, MA  8/14/2009
       -----------------------         ----------  ---------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). On April 1, 2009, substantially all of the assets of Brookside Capital Partners Fund, L.P., including these entries, were transferred to the Fund pursuant to an internal reorganization. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         ----------

Form 13F Information Table Entry Total:  88
                                         ----------

Form 13F Information Table Value Total:  6,983,600
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.      Form 13F File Number    Name

   1                                Brookside Capital Trading Fund, L.P.
   -        ---------------------   ------------------------------------

   2                                Brookside Capital Investors II, L.P.
   -        ---------------------   ------------------------------------

                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 06/30/09

                                               Market Value Long       Investment  Other   Voting Authority
NAME OF ISSUER            Title of Class  Cusip       x1000     SHARES Discretion Managers       Sole       Shared None

ACE LTD                   SHS             H0023R105 232,208  5,250,000    SOLE                    X
ACTIVISION BLIZZARD INC   COM             00507V109  52,911  4,189,273    SOLE                    X
AETNA INC NEW             COM             00817Y108 129,184  5,157,052    SOLE                    X
ALLOT COMMUNICATION LTD   COM             M0854Q105  10,451  3,426,638    SOLE                    X
AMAG PHARMACEUTICALS INC  COM             00163U106  38,726    708,365    SOLE                    X
AMDOCS LTD                ORD             G02602103  71,197  3,319,200    SOLE                    X
AMERIPRISE FINL INC       COM             03076C106 194,160  8,000,000    SOLE                    X
APOLLO GROUP INC          CLA             037604105 114,717  1,613,000    SOLE                    X
BAIDU INC                 SPON ADR REP A  056752108  21,648     71,900    SOLE                    X
BANK OF NEW YORK MELLON
  CORP                    COM             064058100 117,240  4,000,000    SOLE                    X
BIGBAND NETWORKS INC      COM             089750509  26,257  5,078,715    SOLE                    X
BORGWARNER INC            COM             099724106  33,376    977,340    SOLE                    X
BOYD GAMING CORP          COM             103304101  14,204  1,671,000    SOLE                    X
COMPNHIA BRASILEIRA DE
  DIST                    ADR             20440T201  16,649    432,900    SOLE                    X
BROCADE COMMUNICATIONS
  SYS I                   COM NEW         111621306 269,565 34,383,312    SOLE                    X
CADENCE DESIGN SYSTEMS
  INC                     COM             127387108 150,899 25,576,169    SOLE                    X
CELANESE CORP DEL         COM             150870103 121,727  5,125,349    SOLE                    X
CHECK POINT SOFTWARE
  TECH LT                 ORD             M22465104 125,581  5,350,695    SOLE                    X
CIENA CORP                COM NEW         171779309  91,915  8,880,673    SOLE                    X
COMMSCOPE INC             COM             203372107  66,184  2,520,323    SOLE                    X
CVS/CAREMARK CORPORATION  COM             126650100 215,561  6,763,746    SOLE                    X
DARDEN RESTAURANTS INC    COM             237194105  34,763  1,054,050    SOLE                    X
DIRECTV GROUP INC         COM             25459L106 224,493  9,085,100    SOLE                    X
DOMINOS PIZZA INC         COM             25754A201  11,118  1,484,424    SOLE                    X
EBAY INC                  COM             278642103  63,038  3,680,000    SOLE                    X
ELOYALTY CORP             COM NEW         290151307   3,830    486,031    SOLE                    X
E M C CORP MASS           COM             268648102 158,860 12,126,725    SOLE                    X
ENTERGY CORP              COM             29364G103 279,857  3,610,121    SOLE                    X
EXPEDIA INC DEL           COM             30212P105  27,473  1,818,200    SOLE                    X
EXPRESS SCRIPTS INC       COM             302182100  46,276    673,100    SOLE                    X
GERDAU AMERISTEEL CORP    COM             37373P105   5,910    866,500    SOLE                    X
GOOGLE INC                CL A            38259P508  33,474     79,400    SOLE                    X
HOME INNS & HOTEL MGMT
  INC                     SPN ADR         43713W107  15,890  1,000,000    SOLE                    X
INGERSOLL-RAND COMPANY
  LTD                     CL A            G47791101 110,219  5,273,657    SOLE                    X
INGRAM MICRO INC          CL A            457153104  21,708  1,240,437    SOLE                    X
INTUIT                    COM             461202103 136,121  4,828,687    SOLE                    X
INVERNESS MED
  INNOVATIONS IN          COM             46126P106  97,510  2,740,576    SOLE                    X
JAZZ PHARMACEUTICALS INC  COM             472147107      31      8,368    SOLE                    X
PENNY J C INC             COM             708160106  15,337    534,204    SOLE                    X
LANDSTAR SYS INC          COM             515098101  38,570  1,071,986    SOLE                    X
LIBERTY MEDIA CORP NEW    ENT COM SER A   53071M500  98,787  3,699,900    SOLE                    X
LINCOLN NATIONAL CORP IND COM             534187109  77,445  4,500,000    SOLE                    X
LOCKHEED MARTIN CORP      COM             539830109  74,287    921,100    SOLE                    X
MAP PHARMACEUTICALS INC   COM             56509R108  36,654  2,999,526    SOLE                    X
MASTERCARD INC            CL A            57636Q104 167,310  1,000,000    SOLE                    X
MELCO CROWN ENTMT LTD     ADR             585464100   9,000  1,999,959    SOLE                    X
MENTOR GRAPHICS CORP      COM             587200106  41,984  7,675,293    SOLE                    X
MOLSON COORS BREWING CO   COM             60871R209  44,981  1,062,634    SOLE                    X
MOTOROLA INC              COM             620076109  21,854  3,296,200    SOLE                    X
MYRIAD GENETICS INC       COM             62855J104   7,786    218,400    SOLE                    X
NANOSPHERE INC            COM             63009F105   4,384    892,857    SOLE                    X
NANOSPHERE INC.           COM             63009F105  17,579  3,580,180    SOLE                    X
NASDAQ OMX GROUP INC      COM             631103108  30,784  1,444,566    SOLE                    X
NETEASE COM INC           SPONSORED ADR   64110W102  28,918    822,000    SOLE                    X
NETEZZA CORP              COM             64111N101  23,110  2,777,595    SOLE                    X
NEUROMETRIX INC           COM             641255104     112     51,966    SOLE                    X
NEWS CORP                 CL A            65248E104  16,489  1,810,000    SOLE                    X
NOKIA CORP                SPONSORED ADR   654902204  46,067  3,159,600    SOLE                    X
NUCOR CORP                COM             670346105  24,625    554,250    SOLE                    X
ON SEMICONDUCTOR CORP     COM             682189105 166,870 24,325,010    SOLE                    X
PEPSICO INC               COM             713448108  10,992    200,000    SOLE                    X
P F CHANGS CHINA BISTRO
  INC                     COM             69333Y108  24,059    750,450    SOLE                    X
PFIZER INC                COM             717081103 331,677 22,111,800    SOLE                    X
PHOENIX TECHNOLOGY LTD    COM             719153108   8,482  3,130,000    SOLE                    X
PRICELINE COM INC         COM NEW         741503403  39,390    353,113    SOLE                    X
QUALCOMM INC              COM             747525103 304,362  6,733,681    SOLE                    X
SOLARWINDS INC            COM             83416B109  68,029  4,125,488    SOLE                    X
SONUS NETWORKS INC        COM             835916107  26,953 16,740,956    SOLE                    X
STARBUCKS CORP            COM             855244109 121,125  8,720,280    SOLE                    X
STARENT NETWORK CORP      COM             85528P108  42,121  1,725,574    SOLE                    X
STATE STR CORP            COM             857477103 354,000  7,500,000    SOLE                    X
STREAM GLOBAL SVCS INC    UNIT 10/17/2011 86323M209   5,625  1,250,000    SOLE                    X
SUNTECH PWR HLDGS CO LTD  ADR             86800C104  19,967  1,118,000    SOLE                    X
SYNIVERSE HOLDINGS INC    COM             87163F106  61,067  3,809,558    SOLE                    X
TARGET CORP               COM             87612E106 192,811  4,885,000    SOLE                    X
TECH DATA CORP            COM             878237106  39,191  1,198,128    SOLE                    X
TECK RESOURCES LTD        CL B            878742204  78,760  4,941,000    SOLE                    X
TEKELEC                   COM             879101103 105,967  6,296,298    SOLE                    X
TESSERA TECHNOLOGIES INC  COM             88164L100 103,994  4,112,072    SOLE                    X
UNITED STATES STL CORP
  NEW                     COM             912909108  45,390  1,270,000    SOLE                    X
VANCEINFO TECHNOLOGIES    COM             921564100  16,784  1,136,340    SOLE                    X
VERTEX PHARMACEUTICALS
  INC                     NOTE 4.750% 2/1 92532FAM2  55,133 35,000,000    SOLE                    X
VERTEX PHARMACEUTICALS
  INC                     COM             92532F100 148,079  4,116,750    SOLE                    X
VIACOM INC NEW            CL B            92553P201 143,875  6,338,093    SOLE                    X
VMWARE INC                CL A COM        928563402  42,111  1,544,214    SOLE                    X
VONAGE HLDGS CORP         COM             92886T201   2,049  5,391,648    SOLE                    X
WALGREEN CO               COM             931422109 183,980  6,257,809    SOLE                    X
WALTER ENERGY INC         COM             93317Q105  29,767    821,373    SOLE                    X

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